T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
January 31, 2020 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value
(Amounts in 000s)
CORPORATE BONDS 33.0%
FINANCIAL INSTITUTIONS 13.5%
Banking 8.3%
ABN AMRO Bank, 4.75%, 7/28/25 (1)	390	431
American Express, 3.70%, 11/5/21	1,755	1,811
Banco Santander, 3.125%, 2/23/23	600	618
Banco Santander, 3.848%, 4/12/23	1,400	1,473
Bank of America, 3.50%, 4/19/26	600	646
Bank of America, 4.00%, 1/22/25	650	701
Bank of America, 4.20%, 8/26/24	290	315
Bank of America, 6.00%, 10/15/36	300	427
Bank of America, 7.75%, 5/14/38	150	242
Bank of America, VR, 3.55%, 3/5/24 (2)	2,500	2,613
Bank of America, VR, 3.824%, 1/20/28 (2)	2,280	2,499
Bank of Montreal, Series D, 3.10%, 4/13/21 (3)	2,765	2,811
Bank of Nova Scotia, 3.125%, 4/20/21	2,150	2,190
Barclays, 3.25%, 1/12/21	905	916
Barclays Bank, 2.65%, 1/11/21	895	902
BPCE, 4.00%, 9/12/23 (1)	1,550	1,653
BPCE, 4.50%, 3/15/25 (1)	1,015	1,108
BPCE, 5.70%, 10/22/23 (1)	850	948
Capital One Financial, 3.45%, 4/30/21	1,800	1,836
Capital One Financial, 3.90%, 1/29/24	810	867
Citibank, 2.125%, 10/20/20	1,100	1,103
Citibank, 3.40%, 7/23/21	1,250	1,280
Citigroup, 5.875%, 1/30/42	450	660
Citigroup, VR, 3.887%, 1/10/28 (2)	2,000	2,199
Citigroup, VR, 4.075%, 4/23/29 (2)	1,900	2,132
Citizens Bank, 2.55%, 5/13/21	440	444
Citizens Financial Group, 2.375%, 7/28/21	155	156

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Citizens Financial Group, 4.30%, 12/3/25	560	615
Commonwealth Bank of Australia, 4.50%, 12/9/25 (1)	800	883
Cooperatieve Rabobank, 3.125%, 4/26/21	1,415	1,440
Credit Suisse Group, VR, 2.593%, 9/11/25 (1)(2)	1,400	1,420
Credit Suisse Group, VR, 2.997%, 12/14/23 (1)(2)	745	763
Danske Bank, VR, 3.244%, 12/20/25 (1)(2)	2,290	2,354
Discover Financial Services, 3.75%, 3/4/25	1,440	1,537
Fifth Third Bank, 3.35%, 7/26/21	2,065	2,114
Goldman Sachs Group, 3.00%, 4/26/22	3,350	3,396
Goldman Sachs Group, 3.50%, 1/23/25	750	797
Goldman Sachs Group, 4.25%, 10/21/25	795	880
Goldman Sachs Group, 6.75%, 10/1/37	455	651
Goldman Sachs Group, VR, 3.272%, 9/29/25 (2)	1,900	1,996
HSBC Bank USA, 5.875%, 11/1/34	550	751
HSBC Holdings, VR, 3.262%, 3/13/23 (2)	1,000	1,026
ING Groep, 3.15%, 3/29/22	330	339
ING Groep, 3.55%, 4/9/24	2,430	2,574
Intesa Sanpaolo, 3.125%, 7/14/22 (1)	1,055	1,076
Intesa Sanpaolo, 3.375%, 1/12/23 (1)	375	385
JPMorgan Chase, 2.95%, 10/1/26	980	1,030
JPMorgan Chase, 3.375%, 5/1/23	2,055	2,147
JPMorgan Chase, 4.625%, 5/10/21	900	931
JPMorgan Chase, VR, 3.559%, 4/23/24 (2)	1,250	1,309
JPMorgan Chase, VR, 3.782%, 2/1/28 (2)	990	1,084
JPMorgan Chase, VR, 3.882%, 7/24/38 (2)	1,380	1,574
KeyBank, 3.35%, 6/15/21	1,775	1,814
M&T Bank, 3.55%, 7/26/23	2,140	2,270
Manufacturers & Traders Trust, 3.40%, 8/17/27	250	271
Mitsubishi UFJ Financial Group, 3.535%, 7/26/21	2,640	2,709
Morgan Stanley, 3.125%, 7/27/26	2,000	2,114
Morgan Stanley, 4.10%, 5/22/23	1,290	1,371

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Morgan Stanley, 4.30%, 1/27/45	750	916
Morgan Stanley, 6.25%, 8/9/26	175	217
Morgan Stanley, VR, 3.971%, 7/22/38 (2)	815	932
PNC Bank, 3.50%, 6/8/23	2,025	2,128
Royal Bank of Scotland Group, VR, 4.519%, 6/25/24 (2)	2,050	2,199
Santander UK, 3.75%, 11/15/21	2,310	2,389
Santander UK, 5.00%, 11/7/23 (1)	200	218
State Street, 3.10%, 5/15/23	265	276
Sumitomo Mitsui Financial Group, 3.748%, 7/19/23	2,605	2,761
Svenska Handelsbanken, 3.35%, 5/24/21	1,860	1,900
Toronto-Dominion Bank, 2.50%, 12/14/20	890	897
Toronto-Dominion Bank, 3.25%, 6/11/21	2,005	2,049
Toronto-Dominion Bank, VR, 3.625%, 9/15/31 (2)(3)	235	251
Truist Bank, VR, 3.502%, 8/2/22 (2)	2,155	2,206
UBS Group, 2.95%, 9/24/20 (1)	450	453
UBS Group, 3.00%, 4/15/21 (1)	1,200	1,218
UniCredit, 6.572%, 1/14/22 (1)	1,270	1,367
Wells Fargo, 3.069%, 1/24/23 (3)	3,000	3,071
		102,050
Brokerage Asset Managers Exchanges 0.1%
Intercontinental Exchange, 2.75%, 12/1/20	475	479
Intercontinental Exchange, 3.45%, 9/21/23 (3)	1,145	1,211
Raymond James Financial, 3.625%, 9/15/26	100	108
		1,798
Finance Companies 0.9%
AerCap Ireland Capital, 3.30%, 1/23/23	485	502
AerCap Ireland Capital, 3.50%, 5/26/22	335	345
AerCap Ireland Capital, 4.125%, 7/3/23	1,915	2,032
AerCap Ireland Capital, 4.875%, 1/16/24	825	902
Air Lease, 2.50%, 3/1/21	760	765
Air Lease, 3.50%, 1/15/22	575	593

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Air Lease, 3.625%, 4/1/27	830	878
Avolon Holdings Funding, 3.95%, 7/1/24 (1)	490	516
GATX, 4.35%, 2/15/24 (3)	2,355	2,540
GATX, 4.85%, 6/1/21	650	674
GE Capital International Funding, 2.342%, 11/15/20	1,029	1,032
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1)	525	551
SMBC Aviation Capital Finance, 4.125%, 7/15/23 (1)	329	350
		11,680
Insurance 2.6%
AIA Group, 3.20%, 3/11/25 (1)	510	532
AIA Group, 3.60%, 4/9/29 (1)	1,825	1,982
AIA Group, FRN, 3M USD LIBOR + 0.52%, 2.428%, 9/20/21 (1)	1,490	1,492
Allstate, 6.125%, 12/15/32	150	200
American International Group, 3.875%, 1/15/35	425	466
Anthem, 2.50%, 11/21/20	390	392
Anthem, 4.55%, 3/1/48	1,135	1,303
Anthem, 4.65%, 1/15/43	460	529
Aon, 2.80%, 3/15/21	965	976
Aon, 3.875%, 12/15/25	405	444
Chubb INA Holdings, 3.35%, 5/15/24 (3)	550	587
Equitable Holdings, 3.90%, 4/20/23	480	509
Fidelity National Financial, 4.50%, 8/15/28	1,615	1,796
First American Financial, 4.60%, 11/15/24	390	423
High Street Funding Trust I, 4.111%, 2/15/28 (1)	1,100	1,215
Liberty Mutual Group, 4.50%, 6/15/49 (1)	1,655	1,990
Liberty Mutual Group, 4.85%, 8/1/44 (1)	1,350	1,654
Lincoln National, 3.80%, 3/1/28	1,205	1,320
Marsh & McLennan, 3.30%, 3/14/23	210	219
Marsh & McLennan, 3.50%, 6/3/24	1,895	2,006
Principal Financial Group, 3.40%, 5/15/25	1,215	1,291
Reinsurance Group of America, 5.00%, 6/1/21	905	945

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Teachers Insurance & Annuity Association of America, 4.27%,
5/15/47 (1)	1,400	1,680
Travelers, 6.25%, 6/15/37	225	328
Trinity Acquisition, 3.50%, 9/15/21	175	179
UnitedHealth Group, 3.50%, 8/15/39	1,960	2,105
UnitedHealth Group, 3.75%, 7/15/25	400	438
UnitedHealth Group, 4.75%, 7/15/45	900	1,124
Unum Group, 5.625%, 9/15/20	150	153
Voya Financial, 3.125%, 7/15/24	1,440	1,508
Willis North America, 3.60%, 5/15/24	425	451
Willis North America, 4.50%, 9/15/28	1,100	1,248
		31,485
Real Estate Investment Trusts 1.6%
Alexandria Real Estate Equities, 4.00%, 1/15/24	350	376
Alexandria Real Estate Equities, 4.00%, 2/1/50	1,975	2,308
American Campus Communities Operating Partnership,
3.625%, 11/15/27	1,791	1,925
American Campus Communities Operating Partnership,
4.125%, 7/1/24	540	586
Boston Properties, 3.125%, 9/1/23	900	935
Brixmor Operating Partnership, 3.875%, 8/15/22	775	810
Brixmor Operating Partnership, 3.90%, 3/15/27	495	532
Duke Realty, 4.00%, 9/15/28	2,090	2,327
Essex Portfolio, 4.50%, 3/15/48	1,435	1,726
Federal Realty Investment Trust, 2.75%, 6/1/23	1,000	1,023
Healthcare Realty Trust, 3.625%, 1/15/28	605	640
Highwoods Realty, 3.625%, 1/15/23	880	913
Kilroy Realty, 3.45%, 12/15/24	750	791
Kilroy Realty, 4.375%, 10/1/25	335	370
Regency Centers, 3.60%, 2/1/27 (3)	350	374
Regency Centers, 4.125%, 3/15/28	510	563
VEREIT Operating Partnership, 3.95%, 8/15/27	820	880

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
VEREIT Operating Partnership, 4.625%, 11/1/25	1,765	1,960
WEA Finance, 3.25%, 10/5/20 (1)	380	383
		19,422
Total Financial Institutions		166,435
INDUSTRIAL 17.0%
Basic Industry 0.7%
ArcelorMittal, 4.55%, 3/11/26	1,055	1,136
Carpenter Technology, 5.20%, 7/15/21	1,125	1,154
Celulosa Arauco y Constitucion, 3.875%, 11/2/27	570	583
Dow Chemical, 3.15%, 5/15/24	860	900
Fresnillo, 5.50%, 11/13/23 (1)	300	328
LYB International Finance II, 3.50%, 3/2/27	1,000	1,060
Newmont, 3.625%, 6/9/21	595	607
Nucor, 3.95%, 5/1/28 (3)	1,385	1,545
Nutrien, 4.00%, 12/15/26	505	551
Packaging Corp of America, 3.65%, 9/15/24	370	393
Packaging Corp of America, 4.50%, 11/1/23	185	201
		8,458
Capital Goods 1.0%
Boral Finance, 3.00%, 11/1/22 (1)	125	127
Caterpillar Financial Services, 3.15%, 9/7/21	3,180	3,255
CRH America Finance, 3.95%, 4/4/28 (1)	1,700	1,872
General Electric, 3.10%, 1/9/23	1,750	1,807
General Electric, 4.65%, 10/17/21	86	90
General Electric, 6.75%, 3/15/32 (3)	378	502
John Deere Capital, 2.35%, 1/8/21	545	548
L3Harris Technologies, 3.832%, 4/27/25	295	319
Lockheed Martin, 3.60%, 3/1/35	240	274
Lockheed Martin, 4.07%, 12/15/42	184	222
Raytheon, 7.20%, 8/15/27	200	267
Republic Services, 3.375%, 11/15/27	585	632

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Roper Technologies, 2.95%, 9/15/29	675	699
Roper Technologies, 3.00%, 12/15/20	295	298
Roper Technologies, 3.80%, 12/15/26	660	724
United Technologies, 3.35%, 8/16/21	1,150	1,179
		12,815
Communications 2.6%
America Movil SAB de CV, 3.625%, 4/22/29	1,475	1,619
America Movil SAB de CV, 6.375%, 3/1/35	300	423
American Tower, 2.40%, 3/15/25 (3)	1,000	1,016
AT&T, 3.00%, 6/30/22	2,000	2,050
CC Holdings, 3.849%, 4/15/23	410	433
Charter Communications Operating, 4.908%, 7/23/25	1,200	1,343
Comcast, 3.125%, 7/15/22	1,000	1,036
Comcast, 3.20%, 7/15/36	80	85
Comcast, 3.90%, 3/1/38	590	673
Comcast, 3.95%, 10/15/25	800	884
Crown Castle International, 3.40%, 2/15/21	265	269
Crown Castle International, 3.70%, 6/15/26	700	756
Crown Castle Towers, 3.222%, 5/15/22 (1)	25	25
Crown Castle Towers, 3.663%, 5/15/25 (1)	195	206
Crown Castle Towers, 3.72%, 7/15/23 (1)	450	469
Fox, 4.03%, 1/25/24 (1)	595	641
Interpublic Group, 3.50%, 10/1/20	230	232
Interpublic Group, 4.20%, 4/15/24	820	891
Omnicom Group, 3.60%, 4/15/26	695	754
Omnicom Group, 3.625%, 5/1/22	760	790
Omnicom Group, 3.65%, 11/1/24	460	495
RELX Capital, 3.50%, 3/16/23	530	555
Rogers Communications, 3.625%, 12/15/25	335	362
Rogers Communications, 3.70%, 11/15/49	1,225	1,295
Rogers Communications, 4.35%, 5/1/49	1,295	1,520

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
SBA Tower Trust, 2.836%, 1/15/25 (1)	1,005	1,037
Thomson Reuters, 3.35%, 5/15/26 (3)	220	233
Time Warner Cable, 4.00%, 9/1/21	100	103
Time Warner Cable, 6.55%, 5/1/37	235	300
Time Warner Cable, 6.75%, 6/15/39	275	358
Verizon Communications, 2.625%, 8/15/26 (3)	3,010	3,110
Verizon Communications, 4.272%, 1/15/36	735	865
Verizon Communications, 5.15%, 9/15/23	550	614
Vodafone Group, 3.75%, 1/16/24	2,005	2,138
Vodafone Group, 4.25%, 9/17/50	690	752
Walt Disney, 3.70%, 10/15/25 (3)	285	313
Weibo, 3.50%, 7/5/24 (3)	1,275	1,322
WPP Finance, 3.75%, 9/19/24	1,350	1,446
		31,413
Consumer Cyclical 2.6%
Amazon. com, 2.80%, 8/22/24	585	613
Amazon. com, 3.875%, 8/22/37	915	1,074
Amazon. com, 5.20%, 12/3/25	1,053	1,243
Aptiv, 4.15%, 3/15/24	365	392
AutoZone, 3.125%, 4/18/24	2,305	2,426
AutoZone, 3.125%, 4/21/26	445	467
Booking Holdings, 3.60%, 6/1/26 (3)	665	724
Booking Holdings, 3.65%, 3/15/25	810	880
Expedia Group, 5.00%, 2/15/26	1,445	1,618
Ford Motor Credit, 3.47%, 4/5/21	340	345
General Motors, 4.00%, 4/1/25	1,090	1,165
General Motors Financial, 4.20%, 11/6/21	2,235	2,313
Hyatt Hotels, 3.375%, 7/15/23	185	192
MedStar Health, 3.626%, 8/15/49	905	973
O'Reilly Automotive, 3.90%, 6/1/29 (3)	2,470	2,758
O'Reilly Automotive, 4.875%, 1/14/21	700	715

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
PACCAR Financial, 1.95%, 2/27/20 (3)	540	540
PACCAR Financial, 3.10%, 5/10/21 (3)	1,485	1,511
QVC, 4.375%, 3/15/23	2,020	2,092
QVC, 4.45%, 2/15/25 (3)	70	72
QVC, 4.85%, 4/1/24	840	882
Toyota Motor, 3.183%, 7/20/21	1,515	1,550
Toyota Motor Credit, 2.95%, 4/13/21	1,730	1,758
Visa, 2.15%, 9/15/22	1,005	1,020
Volkswagen Group of America Finance, 2.70%, 9/26/22 (1)	305	310
Volkswagen Group of America Finance, 4.00%, 11/12/21 (1)	2,215	2,296
Walmart, 3.40%, 6/26/23	1,900	2,011
		31,940
Consumer Non-Cyclical 4.8%
Abbott Laboratories, 3.40%, 11/30/23	784	833
Abbott Laboratories, 4.75%, 11/30/36	1,500	1,923
AbbVie, 2.95%, 11/21/26 (1)	815	841
AbbVie, 3.20%, 5/14/26	225	236
AbbVie, 3.60%, 5/14/25	880	940
AbbVie, 4.45%, 5/14/46	1,280	1,428
AbbVie, 4.50%, 5/14/35	1,215	1,396
Agilent Technologies, 3.875%, 7/15/23	920	976
Altria Group, 3.49%, 2/14/22	1,080	1,115
Altria Group, 4.75%, 5/5/21	1,000	1,037
Amgen, 5.75%, 3/15/40	900	1,198
Anheuser-Busch InBev Worldwide, 5.55%, 1/23/49	1,890	2,576
BAT Capital, 2.764%, 8/15/22	1,215	1,239
Bayer U. S. Finance II, 3.50%, 6/25/21 (1)	850	868
Becton Dickinson & Company, 3.70%, 6/6/27	1,089	1,182
Bestfoods, 6.625%, 4/15/28	5	7
Biogen, 3.625%, 9/15/22	530	555
Boston Scientific, 3.75%, 3/1/26	2,350	2,557

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Bristol-Myers Squibb, 2.90%, 7/26/24 (1)	2,815	2,938
Bristol-Myers Squibb, 3.55%, 8/15/22 (1)	905	946
Cardinal Health, 3.41%, 6/15/27 (3)	1,390	1,451
Cardinal Health, 3.75%, 9/15/25	895	964
Cigna, 3.00%, 7/15/23 (1)	340	351
Cigna, 3.75%, 7/15/23	2,755	2,906
CommonSpirit Health, 2.76%, 10/1/24	855	878
CVS Health, 3.25%, 8/15/29	1,280	1,327
CVS Health, 5.05%, 3/25/48	1,160	1,402
CVS Health, 5.125%, 7/20/45	925	1,111
Danone, 2.947%, 11/2/26 (1)	1,065	1,111
Elanco Animal Health, 3.912%, 8/27/21	290	297
Express Scripts Holding, 2.60%, 11/30/20	1,075	1,081
Gilead Sciences, 3.25%, 9/1/22 (3)	600	623
Hackensack Meridian Health, 4.211%, 7/1/48	1,680	2,019
Hasbro, 3.00%, 11/19/24	1,380	1,419
HCA, 4.125%, 6/15/29	1,675	1,817
Indiana University Health Obligated Group, 3.97%, 11/1/48	1,030	1,244
Kaiser Foundation Hospitals, 3.50%, 4/1/22	445	462
Keurig Dr Pepper, 2.55%, 9/15/26	450	457
Keurig Dr Pepper, 3.551%, 5/25/21	920	941
Kraft Heinz Foods, 4.875%, 10/1/49 (1)	480	525
McKesson, 3.65%, 11/30/20	1,230	1,248
Memorial Sloan-Kettering Cancer Center, Series 2015, 4.20%,
7/1/55	600	752
Northwell Healthcare, 3.979%, 11/1/46	1,275	1,424
Partners Healthcare System, 3.192%, 7/1/49	1,865	1,935
Shire Acquisitions Investments Ireland, 2.875%, 9/23/23	1,660	1,707
Stanford Health Care, Series 2018, 3.795%, 11/15/48	440	516
Teva Pharmaceutical Finance IV, 3.65%, 11/10/21	375	372
Unilever Capital, 3.00%, 3/7/22	1,255	1,290

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
West Virginia United Health System Obligated Group, Series
2018, 4.924%, 6/1/48	1,600	2,041
		58,462
Energy 2.7%
APT Pipelines, 4.25%, 7/15/27 (1)	375	412
Boardwalk Pipelines, 4.45%, 7/15/27	230	241
Boardwalk Pipelines, 4.95%, 12/15/24	360	393
BP Capital Markets America, 3.41%, 2/11/26	1,280	1,378
Cameron LNG, 2.902%, 7/15/31 (1)	515	530
Cameron LNG, 3.701%, 1/15/39 (1)	425	457
Canadian Natural Resources, 2.95%, 1/15/23	1,475	1,515
Concho Resources, 3.75%, 10/1/27	360	379
ConocoPhillips, 4.95%, 3/15/26 (3)	1,900	2,219
DCP Midstream Operating, 4.75%, 9/30/21 (1)	710	727
Diamondback Energy, 2.875%, 12/1/24	2,235	2,270
Enbridge, 4.00%, 10/1/23	420	447
Enbridge, 4.25%, 12/1/26	355	396
Enbridge, 5.50%, 12/1/46 (3)	555	732
Enbridge Energy Partners, 5.50%, 9/15/40	165	205
Energy Transfer Operating, 3.75%, 5/15/30	670	682
Energy Transfer Operating, 5.25%, 4/15/29	1,090	1,237
Eni, Series X-R, 4.00%, 9/12/23 (1)	620	661
Enterprise Products Operating, 3.50%, 2/1/22	2,650	2,738
EOG Resources, 2.625%, 3/15/23	2,175	2,229
Florida Gas Transmission, 3.875%, 7/15/22 (1)	435	449
Magellan Midstream Partners, 4.25%, 2/1/21	325	333
MPLX, FRN, 3M USD LIBOR + 1.10%, 2.985%, 9/9/22	1,490	1,494
Occidental Petroleum, 2.90%, 8/15/24	2,385	2,435
Occidental Petroleum, 3.00%, 2/15/27 (3)	1,475	1,501
Sabine Pass Liquefaction, 4.20%, 3/15/28	795	850
Schlumberger Holdings, 3.75%, 5/1/24 (1)	1,065	1,135
Southeast Supply Header, 4.25%, 6/15/24 (1)	405	416
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Spectra Energy Partners, 3.375%, 10/15/26	440	468
Suncor Energy, 3.60%, 12/1/24	355	379
Transcontinental Gas Pipe Line, 4.60%, 3/15/48	780	879
Williams, 4.85%, 3/1/48	185	199
Williams, 5.25%, 3/15/20	600	602
Woodside Finance, 3.70%, 9/15/26 (1)	315	335
Woodside Finance, 3.70%, 3/15/28 (1)	425	451
Woodside Finance, 4.50%, 3/4/29 (1)(3)	1,420	1,584
		33,358
Industrial Other 0.2%
Alfa SAB de CV, 5.25%, 3/25/24 (1)	200	217
Georgetown University, Series B, 4.315%, 4/1/49 (3)	1,475	1,888
President & Fellows of Harvard College, 3.619%, 10/1/37	385	433
		2,538
Technology 1.5%
Apple, 3.20%, 5/11/27	4,085	4,411
Avnet, 4.625%, 4/15/26	1,440	1,558
Baidu, 3.875%, 9/29/23	1,555	1,640
Broadcom, 3.00%, 1/15/22	2,695	2,743
Fidelity National Information Services, 4.25%, 5/15/28	1,745	2,005
Keysight Technologies, 4.55%, 10/30/24	1,427	1,583
Microchip Technology, 3.922%, 6/1/21	460	471
Micron Technology, 4.185%, 2/15/27	2,665	2,911
QUALCOMM, 3.25%, 5/20/27	994	1,067
Tencent Holdings, 2.985%, 1/19/23 (1)	550	563
		18,952
Transportation 0.9%
American Airlines PTT, Series 2014-1, Class A, 3.70%, 10/1/26	636	682
American Airlines PTT, Series 2016-1, Class B, 5.25%, 1/15/24	845	908
Burlington Northern Santa Fe, 6.15%, 5/1/37	100	145
Canadian National Railway, 6.25%, 8/1/34	95	136

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Continental Airlines PTT, Series 2010-1, Class A, 4.75%,
1/12/21	88	90
Delta Air Lines, 2.60%, 12/4/20	740	744
Delta Air Lines, 3.80%, 4/19/23 (3)	550	571
ERAC USA Finance, 4.50%, 8/16/21 (1)	320	332
ERAC USA Finance, 4.50%, 2/15/45 (1)	260	300
ERAC USA Finance, 5.25%, 10/1/20 (1)	375	384
Heathrow Funding, 4.875%, 7/15/21 (1)	1,120	1,163
Kansas City Southern, 2.875%, 11/15/29	1,130	1,169
Kansas City Southern, 3.00%, 5/15/23	340	351
Kansas City Southern, 4.70%, 5/1/48	720	914
Norfolk Southern, 5.59%, 5/17/25	48	56
Transurban Finance, 3.375%, 3/22/27 (1)	225	236
Transurban Finance, 4.125%, 2/2/26 (1)	175	189
United Airlines PTT, Series 2014-1, Class B, 4.75%, 4/11/22	156	161
United Airlines PTT, Series 2014-2, Class B, 4.625%, 9/3/22	652	675
United Airlines PTT, Series 2016-2, Class A, 3.10%, 10/7/28	818	848
United Airlines PTT, Series 2018-1, Class A, 3.70%, 3/1/30	1,183	1,227
		11,281
Total Industrial		209,217
UTILITY 2.5%
Electric 2.2%
American Electric Power, 3.65%, 12/1/21	205	212
Ausgrid Finance, 3.85%, 5/1/23 (1)	1,105	1,159
Berkshire Hathaway Energy, 6.125%, 4/1/36	170	237
CenterPoint Energy, 3.60%, 11/1/21	850	873
CenterPoint Energy Houston Electric, Series K2, 6.95%,
3/15/33	100	146
CMS Energy, 4.875%, 3/1/44	600	758
Dominion Energy, 2.579%, 7/1/20	175	176
Duke Energy, 2.65%, 9/1/26	355	365
Duke Energy, 3.75%, 9/1/46	280	298
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Duke Energy Florida, 6.35%, 9/15/37	170	250
Duke Energy Progress, 6.30%, 4/1/38	100	147
Enel Finance International, 4.25%, 9/14/23 (1)	1,930	2,065
Exelon, 3.40%, 4/15/26	1,815	1,930
Metropolitan Edison, 4.30%, 1/15/29 (1)	2,300	2,614
Mid-Atlantic Interstate Transmission, 4.10%, 5/15/28 (1)	1,765	1,969
Mississippi Power, 3.95%, 3/30/28	895	990
National Rural Utilities Cooperative Finance, 2.90%, 3/15/21	2,100	2,128
Nevada Power, Series N, 6.65%, 4/1/36	400	578
Ohio Power, Series M, 5.375%, 10/1/21	450	477
PacifiCorp, 4.125%, 1/15/49	1,400	1,676
PacifiCorp, 6.25%, 10/15/37	90	131
PECO Energy, 5.95%, 10/1/36	150	208
Public Service Electric & Gas, 5.70%, 12/1/36	180	245
San Diego Gas & Electric, 4.10%, 6/15/49	1,765	2,085
San Diego Gas & Electric, 6.125%, 9/15/37	170	231
Southern, 4.40%, 7/1/46	1,905	2,211
Tampa Electric, 6.15%, 5/15/37	700	966
Virginia Electric & Power, Series A, 2.875%, 7/15/29	1,100	1,137
Vistra Operations, 3.55%, 7/15/24 (1)	1,270	1,308
		27,570
Natural Gas 0.3%
NiSource, 3.49%, 5/15/27	695	748
NiSource, 3.65%, 6/15/23	1,790	1,880
NiSource, 3.95%, 3/30/48	1,000	1,090
Southern California Gas, Series KK, 5.75%, 11/15/35	140	183
		3,901
Total Utility		31,471
Total Corporate Bonds (Cost $378,307)		407,123

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
ASSET-BACKED SECURITIES 3.8%
Car Loan 1.3%
Avis Budget Rental Car Funding AESOP
Series 2016-2A, Class A
2.72%, 11/20/22 (1)	2,170	2,197
Avis Budget Rental Car Funding AESOP
Series 2019-1A, Class A
3.45%, 3/20/23 (1)	1,090	1,124
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25 (1)	1,170	1,232
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class B
2.68%, 8/20/26 (1)	655	655
BMW Vehicle Lease Trust
Series 2017-2, Class A3
2.07%, 10/20/20	63	63
CarMax Auto Owner Trust
Series 2017-4, Class A3
2.11%, 10/17/22	223	224
CarMax Auto Owner Trust
Series 2018-2, Class A3
2.98%, 1/17/23	775	785
CarMax Auto Owner Trust
Series 2020-1, Class B
2.21%, 9/15/25	3,025	3,063
Enterprise Fleet Financing
Series 2017-1, Class A2
2.13%, 7/20/22 (1)	13	13
Ford Credit Auto Owner Trust
Series 2019-1, Class B
3.82%, 7/15/30 (1)	2,745	2,933
GM Financial Consumer Automobile Receivables Trust
Series 2018-2, Class A3
2.81%, 12/16/22	1,195	1,206
Hyundai Auto Receivables Trust
Series 2018-A, Class A3
2.79%, 7/15/22	600	604
Santander Drive Auto Receivables Trust
Series 2018-2, Class B
3.03%, 9/15/22	491	492

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Santander Retail Auto Lease Trust
Series 2019-A, Class A3
2.77%, 6/20/22 (1)	1,265	1,286
World Omni Auto Receivables Trust
Series 2016-A, Class A3
1.77%, 9/15/21	109	109
		15,986
Credit Card 0.1%
Barclays Dryrock Issuance Trust
Series 2015-1, Class A
2.20%, 12/15/22	135	135
Synchrony Credit Card Master Note Trust
Series 2017-2, Class A
2.62%, 10/15/25 (3)	610	625
		760
Other Asset-Backed Securities 1.6%
Allegro III
Series 2015-1A, Class AR, CLO, FRN
3M USD LIBOR + 0.84%, 2.634%, 7/25/27 (1)	831	830
Arby's Funding
Series 2015-1A, Class A2
4.969%, 10/30/45 (1)	1,436	1,476
Ascentium Equipment Receivables Trust
Series 2018-1A, Class A3
3.21%, 9/11/23 (1)	1,465	1,479
CIFC Funding
Series 2015-5A, Class A1R, CLO, FRN
3M USD LIBOR + 0.86%, 2.654%, 10/25/27 (1)	1,525	1,524
CNH Equipment Trust
Series 2017-C, Class A3
2.08%, 2/15/23	433	434
CNH Equipment Trust
Series 2019-C, Class B
2.35%, 4/15/27	2,315	2,336
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30 (1)	250	254
GreatAmerica Leasing Receivables Funding
Series 2018-1, Class A3
2.60%, 6/15/21 (1)	214	214

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Hardee's Funding
Series 2018-1A, Class A2I
4.25%, 6/20/48 (1)	538	544
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1)	1,323	1,381
Jimmy Johns Funding
Series 2017-1A, Class A2I
3.61%, 7/30/47 (1)	229	231
Magnetite XXIII
Series 2019-23A, Class A, CLO, FRN
3M USD LIBOR + 1.30%, 3.17%, 10/25/32 (1)	1,785	1,787
MMAF Equipment Finance
Series 2017-B, Class A3
2.21%, 10/17/22 (1)	671	672
MVW Owner Trust
Series 2014-1A, Class A
2.25%, 9/22/31 (1)	48	48
Octagon Investment Partners XXIII
Series 2015-1A, Class A1R, CLO, FRN
3M USD LIBOR + 0.85%, 2.681%, 7/15/27 (1)	850	848
OZLM VIII
Series 2014-8A, Class A1RR, CLO, FRN
3M USD LIBOR + 1.17%, 3.006%, 10/17/29 (1)	1,645	1,645
OZLM VIII
Series 2014-8A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.80%, 3.636%, 10/17/29 (1)	1,095	1,092
Planet Fitness Master Issuer
Series 2018-1A, Class A2I
4.262%, 9/5/48 (1)	2,484	2,545
Sierra Timeshare Receivables Funding
Series 2015-3A, Class A
2.58%, 9/20/32 (1)	40	40
Sonic Capital
Series 2018-1A, Class A2
4.026%, 2/20/48 (1)	143	150
Volvo Financial Equipment
Series 2017-1A, Class A3
1.92%, 3/15/21 (1)	45	45

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Wendy's Funding
Series 2018-1A, Class A2I
3.573%, 3/15/48 (1)	309	316
		19,891
Student Loan 0.8%
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2
3.13%, 2/15/68 (1)	1,825	1,876
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1)	1,790	1,826
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68 (1)	3,570	3,611
Navient Private Education Refi Loan Trust
Series 2020-A, Class A2A
2.46%, 11/15/68 (1)	1,355	1,355
SLM Student Loan Trust
Series 2010-1, Class A, FRN
1M USD LIBOR + 0.40%, 2.061%, 3/25/25	975	941
SMB Private Education Loan Trust
Series 2018-B, Class A2A
3.60%, 1/15/37 (1)	1,155	1,205

		10,814
Total Asset-Backed Securities (Cost $46,651)		47,451
NON-U. S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 5.9%
Collateralized Mortgage Obligations 2.9%
COLT Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
2.93%, 2/25/48 (1)	151	151
Connecticut Avenue Securities
Series 2016-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 2.00%, 3.661%, 10/25/28	11	11
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 2.861%, 1/25/30	2,634	2,646

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Connecticut Avenue Securities
Series 2018-C03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.68%, 2.341%, 10/25/30	273	273
Connecticut Avenue Securities Trust
Series 2019-R03, Class 1M1, CMO, ARM
1M USD LIBOR + 0.75%, 2.411%, 9/25/31 (1)	103	103
Deephaven Residential Mortgage Trust
Series 2018-1A, Class A1, CMO, ARM
2.976%, 12/25/57 (1)	280	281
Deephaven Residential Mortgage Trust
Series 2019-2A, Class A1, CMO, ARM
3.558%, 4/25/59 (1)	980	991
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59 (1)	863	868
Galton Funding Mortgage Trust
Series 2018-1, Class A23, CMO, ARM
3.50%, 11/25/57 (1)	429	433
Galton Funding Mortgage Trust
Series 2019-1, Class A42, CMO, ARM
4.00%, 2/25/59 (1)	1,112	1,123
Galton Funding Mortgage Trust
Series 2019-H1, Class A1, CMO, ARM
2.657%, 10/25/59 (1)	1,574	1,583
Galton Funding Mortgage Trust
Series 2019-H1, Class A3, CMO, ARM
2.964%, 10/25/59 (1)	1,420	1,428
Homeward Opportunities Fund I Trust
Series 2018-1, Class A1, CMO, ARM
3.766%, 6/25/48 (1)	690	697
Homeward Opportunities Fund I Trust
Series 2019-3, Class A1, CMO, ARM
2.675%, 11/25/59 (1)	916	923
Homeward Opportunities Fund I Trust
Series 2019-3, Class A3, CMO, ARM
3.031%, 11/25/59 (1)	916	923
MetLife Securitization Trust
Series 2018-1A, Class A, CMO, ARM
3.75%, 3/25/57 (1)	1,893	1,988
Mill City Mortgage Loan Trust
Series 2016-1, Class A1, CMO, ARM
2.50%, 4/25/57 (1)	73	74

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Mill City Mortgage Loan Trust
Series 2018-1, Class A1, CMO, ARM
3.25%, 5/25/62 (1)	914	936
New Residential Mortgage Loan Trust
Series 2019-NQM5, Class A1, CMO, ARM
2.71%, 11/25/59 (1)	2,018	2,029
New Residential Mortgage Loan Trust
Series 2020-NQM1, Class A3, CMO, ARM
2.769%, 1/26/60 (1)	1,210	1,214
OBX Trust
Series 2019-EXP3, Class 1A9, CMO, ARM
3.50%, 10/25/59 (1)	934	942
OBX Trust
Series 2019-EXP3, Class 2A2, CMO, ARM
1M USD LIBOR + 1.10%, 2.761%, 10/25/59 (1)	560	560
Seasoned Credit Risk Transfer Trust
Series 2016-1, Class M1, CMO, ARM
3.00%, 9/25/55 (1)	320	321
Sequoia Mortgage Trust
Series 2018-CH1, Class A11, CMO, ARM
3.50%, 2/25/48 (1)	525	527

Sequoia Mortgage Trust
Series 2018-CH2, Class A3, CMO, ARM
4.00%, 6/25/48 (1)	1,268	1,310
Sequoia Mortgage Trust
Series 2018-CH4, Class A11, CMO, ARM
4.00%, 10/25/48 (1)	1,078	1,080
SG Residential Mortgage Trust
Series 2019-3, Class A1, CMO, ARM
2.703%, 9/25/59 (1)	1,176	1,182
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A1, CMO, ARM
2.61%, 9/27/49 (1)	280	280
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49 (1)	663	664
Structured Agency Credit Risk Debt Notes
Series 2015-DNA2, Class M2, CMO, ARM
1M USD LIBOR + 2.60%, 4.261%, 12/25/27	77	77
Structured Agency Credit Risk Debt Notes
Series 2016-HQA1, Class M2, CMO, ARM
1M USD LIBOR + 2.75%, 4.411%, 9/25/28	34	34

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Structured Agency Credit Risk Debt Notes
Series 2018-DNA1, Class M1, CMO, ARM
1M USD LIBOR + 0.45%, 2.111%, 7/25/30	478	477
Structured Agency Credit Risk Debt Notes
Series 2018-SPI2, Class M1, CMO, ARM
3.813%, 5/25/48 (1)	641	642
Structured Agency Credit Risk Debt Notes
Series 2019-HQA2, Class M1, CMO, ARM
1M USD LIBOR + 0.70%, 2.361%, 4/25/49 (1)	102	102
Structured Agency Credit Risk Debt Notes
Series 2019-HQA4, Class M1, CMO, ARM
1M USD LIBOR + 0.77%, 2.431%, 11/25/49 (1)	882	882
Towd Point Mortgage Trust
Series 2015-3, Class A1B, CMO, ARM
3.00%, 3/25/54 (1)	224	225

Towd Point Mortgage Trust
Series 2015-4, Class A1B, CMO, ARM
2.75%, 4/25/55 (1)	225	225
Towd Point Mortgage Trust
Series 2016-1, Class A1B, CMO, ARM
2.75%, 2/25/55 (1)	273	274
Towd Point Mortgage Trust
Series 2016-2, Class A1A, CMO, ARM
2.75%, 8/25/55 (1)	293	297
Towd Point Mortgage Trust
Series 2016-3, Class A1, CMO, ARM
2.25%, 4/25/56 (1)	313	313
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56 (1)	355	359
Towd Point Mortgage Trust
Series 2017-6, Class A1, CMO, ARM
2.75%, 10/25/57 (1)	603	612
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58 (1)	321	327
Verus Securitization Trust
Series 2018-INV1, Class A1, CMO, ARM
3.626%, 3/25/58 (1)	593	600
Verus Securitization Trust
Series 2019-4, Class A1, CMO, STEP
2.642%, 11/25/59 (1)	2,885	2,905

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2019-INV3, Class A1, CMO, ARM
2.692%, 11/25/59 (1)	2,786	2,801
		36,693
Commercial Mortgage-Backed Securities 3.0%
Ashford Hospitality Trust
Series 2018-ASHF, Class A, ARM
1M USD LIBOR + 0.90%, 2.576%, 4/15/35 (1)	1,470	1,468
Atrium Hotel Portfolio Trust
Series 2017-ATRM, Class A, ARM
1M USD LIBOR + 0.93%, 2.606%, 12/15/36 (1)	1,435	1,434
BANK
Series 2017-BNK8, Class B, ARM
4.064%, 11/15/50	1,795	1,953
BANK
Series 2020-BN25, Class B
3.043%, 1/15/63	1,225	1,262
BBCMS Mortgage Trust
Series 2019-BWAY, Class D, ARM
1M USD LIBOR + 2.16%, 3.836%, 11/25/34 (1)	535	533
BFLD
Series 2019-DPLO, Class C, ARM
1M USD LIBOR + 1.54%, 3.216%, 10/15/34 (1)	1,870	1,868
Cantor Commercial Real Estate Lending
Series 2019-CF1, Class 65A, ARM
4.411%, 5/15/52 (1)	745	792
CD Mortgage Trust
Series 2016-CD2, Class A4, ARM
3.526%, 11/10/49	910	995
CGGS Commercial Mortgage Trust
Series 2018-WSS, Class A, ARM
1M USD LIBOR + 0.90%, 2.576%, 2/15/37 (1)	1,850	1,848
Citigroup Commercial Mortgage Trust
Series 2014-GC21, Class AS
4.026%, 5/10/47	890	951
Citigroup Commercial Mortgage Trust
Series 2015-GC33, Class A4
3.778%, 9/10/58	440	482
Citigroup Commercial Mortgage Trust
Series 2017-P7, Class AS
3.915%, 4/14/50	1,450	1,593

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Commercial Mortgage Trust
Series 2014-LC15, Class B, ARM
4.599%, 4/10/47	765	822
Commercial Mortgage Trust
Series 2015-LC21, Class A4
3.708%, 7/10/48	1,800	1,956
Commercial Mortgage Trust
Series 2017-PANW, Class A
3.244%, 10/10/29 (1)	1,195	1,252
Fontainebleau Miami Beach Trust
Series 2019-FBLU, Class C
3.75%, 12/10/36 (1)	2,315	2,420
Goldman Sachs Mortgage Securities Trust
Series 2018-GS9, Class A4, ARM
3.992%, 3/10/51	740	835
Goldman Sachs Mortgage Securities Trust
Series 2019-GSA1, Class B
3.511%, 11/10/52	1,555	1,650
Goldman Sachs Mortgage Securities Trust
Series 2020-GC45, Class A5
2.911%, 2/13/53	1,300	1,375
Great Wolf Trust
Series 2019-WOLF, Class D, ARM
1M USD LIBOR + 1.933%, 3.609%, 12/15/36 (1)	850	851
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2017-JP5, Class A5
3.723%, 3/15/50	1,545	1,706
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C24, Class AS, ARM
4.036%, 5/15/48	660	718
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C27, Class AS
4.068%, 12/15/47	1,380	1,499
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C30, Class A5
2.86%, 9/15/49	300	315
Morgan Stanley Capital I Trust
Series 2015-MS1, Class A4, ARM
3.779%, 5/15/48	700	764
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D
3.177%, 11/10/36 (1)	1,815	1,801

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
New Orleans Hotel Trust
Series 2019-HNLA, Class C, ARM
1M USD LIBOR + 1.589%, 3.265%, 4/15/32 (1)	790	790
RETL
Series 2019-RVP, Class A, ARM
1M USD LIBOR + 1.15%, 2.826%, 3/15/36 (1)	552	553
Wells Fargo Commercial Mortgage Trust
Series 2019-C54, Class B
3.671%, 12/15/52	2,090	2,235
		36,721
Total Non-U.S. Government Mortgage-Backed Securities (Cost $71,985)		73,414

U. S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 30.8%
U. S. Government Agency Obligations 21.9% (4)
Federal Home Loan Mortgage
1.749%, 2/25/22	1,199	1,200
1.875%, 4/25/22	999	999
2.206%, 6/25/25	943	962
2.413%, 1/25/21	13	13
2.50%, 4/1/30 - 3/1/43	1,563	1,599
2.777%, 4/25/23	219	223
2.952%, 2/25/27	694	724
3.00%, 6/1/43 - 7/1/43	2,356	2,445
3.50%, 3/1/42 - 3/1/46	5,574	5,914
4.00%, 10/1/40 - 8/1/45	2,389	2,567
4.50%, 8/1/39 - 10/1/41	1,090	1,186
5.00%, 7/1/25 - 8/1/40	947	1,052
5.50%, 1/1/35 - 12/1/39	186	209
6.00%, 10/1/21 - 8/1/38	149	173
6.50%, 4/1/24 - 1/1/36	82	91
7.00%, 6/1/32	2	2
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 2.029%, 4.048%, 11/1/36	11	11
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
12M USD LIBOR + 2.055%, 4.118%, 12/1/36	22	24
12M USD LIBOR + 1.726%, 4.48%, 7/1/35	21	22
12M USD LIBOR + 1.625%, 4.553%, 4/1/37	46	48
12M USD LIBOR + 1.75%, 4.722%, 2/1/35	53	56
12M USD LIBOR + 1.743%, 4.867%, 2/1/37	22	23
Federal Home Loan Mortgage, CMO, 4.00%, 11/15/36	20	20
Federal Home Loan Mortgage, UMBS
3.00%, 9/1/49	550	574
3.50%, 12/1/49	5,225	5,402
4.50%, 12/1/49	3,054	3,241
Federal National Mortgage Assn. , 4.00%, 11/1/40	1,031	1,102
Federal National Mortgage Assn. , ARM
12M USD LIBOR + 1.855%, 3.855%, 1/1/37	3	3
12M USD LIBOR + 1.655%, 4.264%, 8/1/37	6	6
12M USD LIBOR + 1.626%, 4.27%, 7/1/35	11	12
12M USD LIBOR + 1.603%, 4.196%, 7/1/36	31	33
Federal National Mortgage Assn. , CMO, 4.00%, 6/25/44	795	824
Federal National Mortgage Assn. , UMBS
2.00%, 8/1/28	532	537
2.50%, 5/1/30 - 12/1/49	5,902	5,995
3.00%, 10/1/32 - 8/1/49	58,986	61,178
3.50%, 11/1/25 - 10/1/49	58,958	61,845
4.00%, 11/1/40 - 11/1/49	48,234	51,185
4.50%, 10/1/20 - 11/1/49	21,137	22,728
5.00%, 7/1/20 - 12/1/48	3,983	4,325
5.50%, 3/1/21 - 5/1/44	5,295	5,974
6.00%, 5/1/21 - 7/1/41	3,218	3,690
6.50%, 5/1/31 - 9/1/38	380	435
7.00%, 2/1/24 - 11/1/36	18	19
7.50%, 12/1/30 - 3/1/31	1	1
UMBS, TBA
3.50%, 3/1/35 - 3/1/50 (5)	10,130	10,485
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
4.00%, 3/1/50 (5)	6,155	6,431
4.50%, 3/1/50 (5)	4,130	4,368
		269,956
U. S. Government Obligations 8.9%
Government National Mortgage Assn.
3.00%, 9/15/42 - 10/20/49	23,059	23,741
3.50%, 9/15/41 - 1/20/49	18,543	19,458
4.00%, 2/15/41 - 11/20/49	28,342	29,663
4.50%, 6/15/39 - 9/20/48	11,000	11,758
5.00%, 9/15/39 - 6/20/49	14,440	15,471
5.50%, 2/20/34 - 3/20/49	2,549	2,732
6.00%, 8/15/33 - 4/15/36	25	29
6.50%, 12/20/33	1	1
7.50%, 8/15/25 - 1/15/32	45	48
8.00%, 1/15/26	6	7
Government National Mortgage Assn. , CMO, 3.00%, 11/20/47-
12/20/47	777	791
Government National Mortgage Assn. , CMO, ARM, 1M USD
LIBOR + 0.30%, 1.958%, 9/20/48	591	588
Government National Mortgage Assn. , TBA
3.00%, 3/20/50 (5)	1,855	1,905
4.00%, 2/20/50 (5)	2,615	2,709
4.50%, 3/20/50 (5)	460	484
		109,385
Total U. S. Government & Agency Mortgage-Backed Securities (Cost $369,180)		379,341

U. S. GOVERNMENT AGENCY OBLIGATIONS
(EXCLUDING MORTGAGE-BACKED) 21.2%
U. S. Government Agency Obligations 0.1% (4)
Federal National Mortgage Assn. , 6.25%, 5/15/29	342	475
Federal National Mortgage Assn. , 6.625%, 11/15/30	500	735
Total U. S. Government Agency Obligations		1,210

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
U. S. Treasury Obligations 21.1%
U. S. Treasury Bonds, 2.25%, 8/15/49 (3)	10,930	11,538
U. S. Treasury Bonds, 2.50%, 2/15/45	3,535	3,870
U. S. Treasury Bonds, 2.50%, 5/15/46	4,805	5,279
U. S. Treasury Bonds, 2.75%, 11/15/42	3,000	3,427
U. S. Treasury Bonds, 2.75%, 8/15/47	5,670	6,561
U. S. Treasury Bonds, 3.00%, 11/15/44 (3)	585	698
U. S. Treasury Bonds, 3.00%, 5/15/45	4,115	4,920
U. S. Treasury Bonds, 3.00%, 11/15/45	6,780	8,129
U. S. Treasury Bonds, 3.00%, 2/15/47	3,400	4,110
U. S. Treasury Bonds, 3.00%, 5/15/47 (3)	3,150	3,810
U. S. Treasury Bonds, 3.00%, 2/15/48	15,800	19,167
U. S. Treasury Bonds, 3.125%, 11/15/41	13,875	16,815
U. S. Treasury Bonds, 3.50%, 2/15/39 (3)	16,570	21,101
U. S. Treasury Bonds, 3.625%, 8/15/43	4,890	6,398
U. s. Treasury Notes, 1.50%, 11/30/24 (3)	15,600	15,734
U. S. Treasury Notes, 1.625%, 8/15/29 (3)	8,130	8,216
U. S. Treasury Notes, 2.00%, 11/30/22	4,965	5,060
U. S. Treasury Notes, 2.00%, 5/31/24	5,800	5,965
U. S. Treasury Notes, 2.25%, 8/15/27	1,770	1,873
U. S. Treasury Notes, 2.75%, 4/30/23 (6)	35,295	36,905
U. S. Treasury Notes, 2.75%, 7/31/23	19,700	20,667
U. S. Treasury Notes, 2.75%, 8/31/23	11,015	11,567
U. S. Treasury Notes, 2.75%, 2/15/28 (3)	23,865	26,207
U. S. Treasury Notes, 2.875%, 8/15/28 (3)	11,005	12,238
Total U. S. Treasury Obligations		260,255
Total U. S. Government Agency Obligations (Excluding Mortgage-Backed) (Cost
$235,007)		261,465

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.6%
Local Authorities 0.8%
Province of Alberta, 3.30%, 3/15/28	1,605	1,792
Province of Manitoba, 2.60%, 4/16/24	1,492	1,554
Province of New Brunswick, 3.625%, 2/24/28	2,545	2,869
Province of Ontario, 2.40%, 2/8/22	2,000	2,038
Province of Quebec, 2.75%, 8/25/21 (3)	1,350	1,375
Province of Quebec, 7.50%, 9/15/29	104	155
		9,783
Owned No Guarantee 0.5%
Autoridad del Canal de Panama, 4.95%, 7/29/35 (1)	295	348
CNOOC Finance, 3.00%, 5/9/23	870	892
Pertamina Persero, 4.30%, 5/20/23 (1)	650	688
Perusahaan Gas Negara, 5.125%, 5/16/24 (1)	405	442
State Grid Overseas Investment, 2.25%, 5/4/20 (1)	1,260	1,261
State Grid Overseas Investment, 3.75%, 5/2/23 (1)	1,155	1,215
Syngenta Finance, 3.698%, 4/24/20 (1)	1,200	1,202
		6,048
Sovereign 0.3%
Government of Bermuda, 4.138%, 1/3/23 (1)	660	697
Republic of Colombia, 4.00%, 2/26/24	260	276
Republic of Indonesia, 4.875%, 5/5/21	700	727
Republic of Poland, 3.25%, 4/6/26	845	905
Republic of South Africa, 5.50%, 3/9/20	575	577
United Mexican States, 8.00%, 9/24/22	300	352
		3,534
Total Foreign Government Obligations & Municipalities (Cost $18,287)		19,365

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
MUNICIPAL SECURITIES 2.9%
California 0.4%
California, Build America, GO, 7.625%, 3/1/40	1,350	2,271
Inland Valley Dev. Agency, Tax Allocation, Series B, 5.50%,
3/1/33 (7)	250	282
Los Angeles Airport, Build America, Series C, 7.053%, 5/15/40	700	1,115
San Diego County Water Auth., Build America, Series B,
6.138%, 5/1/49	275	410
San Jose Redev. Agency, Senior Tax Allocation, Series A,
3.375%, 8/1/34	610	649
Univ. of California Regents, Build America, 5.77%, 5/15/43	470	664
		5,391
Georgia 0.2%
Municipal Electric Auth. of Georgia, Build America, Vogtle Units,
6.655%, 4/1/57	1,816	2,662
		2,662
Illinois 0.3%
Chicago O'Hare Int'l Airport, Build America, Series B, 6.395%,
1/1/40	1,350	2,033
Illinois Toll Highway Auth. , Build America, Series A, 6.184%,
1/1/34	295	406
Metropolitan Water Reclamation Dist. of Greater Chicago, Build
America, Series A-1, GO, 5.72%, 12/1/38	460	636
		3,075
Maryland 0.2%
Maryland Economic Development, Seagirt Marine Terminal,
Series B, 4.75%, 6/1/42	2,025	2,215
		2,215
Michigan 0.1%
Detroit City School Dist. , Qualified School Construction Bonds,
GO, 6.645%, 5/1/29	1,220	1,576
		1,576

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Minnesota 0.2%
Western Minnesota Municipal Power Agency, Series A, 3.156%,
1/1/39	2,350	2,481
		2,481
New Jersey 0.1%
New Jersey Turnpike Auth. , Build America, Series F, 7.414%,
1/1/40	1,000	1,649
		1,649
New York 0.4%
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 3.879%, 7/1/46	950	1,003
Dormitory Auth. of the State of New York, New York Univ. ,
Series B, 4.85%, 7/1/48	800	917
Metropolitan Transportation Auth. , Build America, 6.548%,
11/15/31	1,320	1,747
Metropolitan Transportation Auth. , Build America, 7.336%,
11/15/39	145	237
Metropolitan Transportation Auth. , Build America, Series A-1,
5.871%, 11/15/39	500	670
		4,574
Ohio 0.2%
American Municipal Power, Build America, Series B, 6.449%,
2/15/44	2,005	2,922
		2,922
Pennsylvania 0.1%
Philadelphia Auth. for IDA, GO, 3.964%, 4/15/26	680	729
		729
South Carolina 0.1%
South Carolina Public Service Auth. , Series D, 2.388%, 12/1/23	630	639
		639
Texas 0.2%
Texas Private Activity Bond Surface Transportation, North
Tarrant Express, 3.922%, 12/31/49	2,400	2,617
		2,617

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)
Utah 0.1%
Utah Transit Auth. , Senior LIen, Series B, 3.443%, 12/15/42	1,735	1,818
		1,818
Virginia 0.1%
Virginia Commonwealth Transportation Board, Build America,
Series B, 5.35%, 5/15/35	480	604
Virginia Public Building Auth. , Build America, Series B-2, 5.90%,
8/1/30	570	737
		1,341
Wisconsin 0.2%
Wisconsin General Fund Annual Appropriation, Series A,
3.954%, 5/1/36	1,700	1,861
		1,861
Total Municipal Securities (Cost $30,409)		35,550

SHORT-TERM INVESTMENTS 2.7%
Money Market Funds 2.7%
T. Rowe Price Government Reserve Fund, 1.57% (8)(9)	32,749	32,749
Total Short-Term Investments (Cost $32,749)		32,749

SECURITIES LENDING COLLATERAL 6.4%
Investments in a Pooled Account through Securities Lending
Program with JPMorgan Chase Bank 0.1%
Short-Term Funds 0.1%
T. Rowe Price Short-Term Fund, 1.75% (8)(9)	73	734
Total Investments in a Pooled Account through Securities Lending Program with
JPMorgan Chase Bank		734

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

	Par/Shares	$ Value
(Amounts in 000s)

Investments in a Pooled Account through Securities Lending
Program with State Street Bank and Trust Company 6.3%
Short-Term Funds 6.3%
T. Rowe Price Short-Term Fund, 1.75% (8)(9)	7,796	77,955
Total Investments in a Pooled Account through Securities Lending Program with
State Street Bank and Trust Company		77,955
Total Securities Lending Collateral (Cost $78,689)		78,689

Total Investments in Securities 108.3%
(Cost $1,261,264)		$1,335,147
Other Assets Less Liabilities (8.3)%		(102,581)
Net Assets 100.0%		$1,232,566

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

‡	Par/Shares and Notional Amount are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $152,241 and represents 12.4% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread is provided if the rate is currently floating.
(3)	All or a portion of this security is on loan at January 31, 2020.
(4)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U. S. government. The Federal National Mortgage
Association and the Federal Home Loan Mortgage Corporation, including
.	UMBS, currently operate under a federal conservatorship
(5)	To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $26,382 and represents 2.1% of net assets.
(6)	At January 31, 2020, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(7)	Insured by Assured Guaranty Municipal Corporation
(8)	Seven-day yield
(9)	Affiliated Companies
12M USD LIBOR	Twelve month USD LIBOR (London interbank offered rate)
1M USD LIBOR	One month USD LIBOR (London interbank offered rate)
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
ARM	Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end.
The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula-based on the rates of the underlying loans.
CLO	Collateralized Loan Obligation
CMO	Collateralized Mortgage Obligation
FRN	Floating Rate Note
GO	General Obligation
IDA	Industrial Development Authority/Agency
PTT	Pass-Through Trust
STEP	Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA	To-Be-Announced
UMBS	Uniform Mortgage-Backed Securities
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

FUTURES CONTRACTS
($000s)
			Value and
	Expiration	Notional	Unrealized Gain
	Date	Amount	(Loss)
Long, 381 U. S. Treasury Notes five year contracts	3/20	45,842	$419
Long, 213 U. S. Treasury Notes two year contracts	3/20	46,085	117
Net payments (receipts) of variation margin to date			(388)

Variation margin receivable (payable) on open futures contracts			$148

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended January 31, 2020. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

			Change in Net
	Net Realized Gain			Unrealized	Investment
Affiliate		(Loss)		Gain/Loss	Income
T. Rowe Price Government
Reserve Fund		$—		$—	$85
T. Rowe Price Short-Term Fund		—		—	—++
Totals	$	—#		$—	$85+

Supplementary Investment Schedule
	Value	Purchase		Sales	Value
Affiliate	10/31/19	Cost		Cost	1/31/20
T. Rowe Price Government
Reserve Fund	$33,507		¤	¤	$32,749
T. Rowe Price Short-Term
Fund	19,926		¤	¤	78,689
					$111,438^

# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $85 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $111,438.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price U.S. Bond Enhanced Index Fund, Inc. (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value
The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Financial futures contracts are valued at closing settlement prices and are categorized in Level 1 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

T. ROWE PRICE U.S. BOND ENHANCED INDEX FUND

Valuation Inputs

The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on January 31, 2020 (for further detail by category, please refer to the accompanying Portfolio of Investments):

($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	—	1,223,709	—	1,223,709
Short-Term Investments	32,749	—	—	32,749
Securities Lending Collateral	78,689	—	—	78,689
Total Securities	111,438	1,223,709	—	1,335,147
Futures Contracts	148	—	—	148
Total	$111,586	$ 1,223,709	$ —	$ 1,335,295

1 Includes Corporate Bonds, Asset-Backed Securities, Non-U.S. Government Mortgage-Backed
Securities, U.S. Government & Agency Mortgage-Backed Securities, U.S. Government Agency
Obligations (Excluding Mortgage-Backed), Foreign Government Obligations & Municipalities,
Municipal Securities.